Schedule II - Valuation and Qualifying Accounts (Parenthetical) (Detail) (Provision for Fraud Losses, USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2013		Jul. 01, 2013 NetSpend Holdings Inc
Valuation and Qualifying Accounts Disclosure [Line Items]
Additions Changes in allowances, charges to expenses and changes to other accounts	$ 19,737	[1],[2]	$ 7,800

[1]	Amount reflected is the change in transaction processing accruals reflected in cost of services expenses.
[2]	Includes $7.8 million of fraud losses on July 1, 2013 related to the acquisition of NetSpend.